Intangible assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Intangible assets
17	Intangible assets
Internally developed intangible assets relate to expenditure incurred in developing new aircraft, including support services, production labor, materials and direct labor allocated to the construction of aircraft prototypes or significant components, and also the use of advanced technologies to make the aircraft lighter, quieter, more comfortable and energy-efficient and to reduce emissions, in addition to speeding up design and manufacture, while optimizing the use of resources.

	12.31.2020
	Internally developed				Acquired from third party
	Commercial	Executive	Defense and Security	Other	Development	Software	Goodwill	Other	Total
Intangible cost
At December 31, 2019	—	1,292.3	49.3	3.6	9.4	213.7	10.0	75.0	1,653.3
Additions	63.3	13.5	2.7	1.0	1.8	3.1	—	36.0	121.4
Additions - business combination	—	—	—	—	—	9.4	13.8	7.8	31.0
Disposals	—	—	—	—	(0.6)	(1.9)	—	—	(2.5)
Impairment	—	6.6	—	—	—	—	—	(9.5)	(2.9)
Interest on capitalized assets	—	0.9	—	—	—	—	—	—	0.9
Translation adjustments	—	—	—	—	0.1	1.6	(2.1)	(1.8)	(2.2)
Assets held for sale	1,062.7	26.5	—	—	—	82.2	—	29.2	1,200.6

At December 31, 2020	1,126.0	1,339.8	52.0	4.6	10.7	308.1	21.7	136.7	2,999.6

Acumulated amortization
At December 31, 2019	—	(550.1)	(32.8)	(1.3)	(3.7)	(165.6)	—	(5.7)	(759.2)
Amortization	(46.6)	(28.3)	(10.7)	(0.2)	—	(38.1)	—	(4.6)	(128.5)
Amortization - business combination	—	—	—	—	—	—	—	(1.2)	(1.2)
Amortization of contribution from suppliers	—	8.3	—	—	—	—	—	—	8.3
Disposals	—	—	—	—	0.1	1.6	—	—	1.7
Interest on capitalized assets	—	(1.1)	—	—	—	—	—	—	(1.1)
Translation adjustments	—	—	—	—	—	(1.5)	—	0.6	(0.9)
Assets held for sale	(13.9)	(17.8)	—	—	—	(8.8)	—	(2.6)	(43.1)

At December 31, 2020	(60.5)	(589.0)	(43.5)	(1.5)	(3.6)	(212.4)	—	(13.5)	(924.0)

Intangible, net
At December 31, 2019	—	742.2	16.5	2.3	5.7	48.1	10.0	69.3	894.1
At December 31, 2020	1,065.5	750.8	8.5	3.1	7.1	95.7	21.7	123.2	2,075.6

	12.31.2019
	Internally developed				Acquired from third party
	Commercial	Executive	Defense and Security	Other	Development	Software	Goodwill	Other	Total
Intangible cost
At December 31, 2018	1,916.3	1,341.2	43.4	3.5	6.3	350.3	10.4	68.8	3,740.2
Additions	188.2	31.3	5.9	0.1	3.1	19.3	—	35.4	283.3
Contributions from suppliers	(4.5)	—	—	—	—	—	—	—	(4.5)
Disposals	—	—	—	—	—	(2.0)	—	—	(2.0)
Impairment	—	(55.6)	—	—	—	—	—	—	(55.6)
Interest on capitalized assets	4.9	1.9	—	—	—	—	—	—	6.8
Translation adjustments	—	—	—	—	—	—	(0.4)	—	(0.4)
Assets held for sale	(2,104.9)	(26.5)	—	—	—	(153.9)	—	(29.2)	(2,314.5)

At December 31, 2019	—	1,292.3	49.3	3.6	9.4	213.7	10.0	75.0	1,653.3

Acumulated amortization
At December 31, 2018	(1,053.6)	(512.2)	(32.4)	(1.2)	(2.9)	(232.8)	—	(6.3)	(1,841.4)
Amortization	(3.1)	(75.1)	(0.4)	(0.1)	(0.8)	(14.4)	—	(2.0)	(95.9)
Amortization of contribution from suppliers	1.0	21.4	—	—	—	—	—	—	22.4
Disposals	—	—	—	—	—	1.2	—	—	1.2
Interest on capitalized assets	—	(2.4)	—	—	—	—	—	—	(2.4)
Assets held for sale	1,055.7	18.2	—	—	—	80.4	—	2.6	1,156.9

At December 31, 2019	—	(550.1)	(32.8)	(1.3)	(3.7)	(165.6)	—	(5.7)	(759.2)

Intangible, net
At December 31, 2018	862.7	829.0	11.0	2.3	3.4	117.5	10.4	62.5	1,898.8
At December 31, 2019	—	742.2	16.5	2.3	5.7	48.1	10.0	69.3	894.1

	12.31.2018
	Internally developed				Acquired from third party
	Commercial	Executive	Defense and Security	Other	Development	Software	Goodwill	Other	Total
At December 31, 2017	1,825.2	1,355.7	33.5	5.8	13.9	343.3	12.0	45.6	3,635.0
Additions	209.3	41.3	4.0	0.1	2.5	8.0	—	25.1	290.3
Contributions from suppliers	(125.5)	—	—	—	—	—	—	—	(125.5)
Disposals	—	—	—	—	—	(3.4)	—	—	(3.4)
Reclassifications	—	—	5.9	(2.4)	(10.1)	2.4	—	(1.9)	(6.1)
Impairment	—	(58.5)	—	—	—	—	—	—	(58.5)
Interest on capitalized assets	7.3	2.7	—	—	—	—	—	—	10.0
Translation adjustments	—	—	—	—	—	—	(1.6)	—	(1.6)

At December 31, 2018	1,916.3	1,341.2	43.4	3.5	6.3	350.3	10.4	68.8	3,740.2

Acumulated amortization
At December 31, 2017	(1,031.8)	(473.7)	(27.9)	(1.1)	(6.8)	(206.9)	—	(4.4)	(1,752.6)
Amortization	(29.6)	(51.1)	(1.8)	(0.1)	(0.9)	(28.1)	—	(1.2)	(112.8)
Amortization of contribution from suppliers	8.0	14.0	—	—	—	—	—	—	22.0
Disposals	—	—	—	—	—	2.2	—	—	2.2
Reclassifications	—	—	(2.7)	—	4.8	—	—	(0.7)	1.4
Interest on capitalized assets	(0.2)	(1.4)	—	—	—	—	—	—	(1.6)

At December 31, 2018	(1,053.6)	(512.2)	(32.4)	(1.2)	(2.9)	(232.8)	—	(6.3)	(1,841.4)

Intangible, net
At December 31, 2017	793.4	882.0	5.6	4.7	7.1	136.4	12.0	41.2	1,882.4
At December 31, 2018	862.7	829.0	11.0	2.3	3.4	117.5	10.4	62.5	1,898.8